American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

MID CAP VALUE FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. The fee changes will be effective on September 4, 2007.

THE FOLLOWING CHANGES ARE EFFECTIVE ON SEPTEMBER 4, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE, THE FOLLOWING
REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 5 OF THE PROSPECTUS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                 MANAGEMENT  DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                 FEE(1)      SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
---------------------------------------------------------------------------------------
Investor Class   1.00%       None                     0.01%            1.01%
---------------------------------------------------------------------------------------
Institutional
Class            0.80%       None                     0.01%            0.81%
---------------------------------------------------------------------------------------
R Class          1.00%       0.50%                    0.01%            1.51%
---------------------------------------------------------------------------------------
Advisor Class    1.00%(4)    0.25%(5)                 0.01%            1.26%
---------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. FOR MORE
     INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The Investment Advisor
     UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 23.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST. OTHER EXPENSES ALSO
     INCLUDE FEES AND EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF
     INVESTMENT IN SHARES OF ONE OR MORE MUTUAL FUNDS, HEDGE FUNDS, PRIVATE
     EQUITY FUNDS OR OTHER POOLED INVESTMENT VEHICLES.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE IN THE
     FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES FOOTNOTE 1 TO THE TABLE ON PAGE 13:

(1)  EFFECTIVE SEPTEMBER 4, 2007, THE 12B-1 FEE FOR THE ADVISOR CLASS WILL BE
     0.25%.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23 OF THE PROSPECTUS.

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 plan.
Under the Advisor Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.25% of Advisor Class average net assets, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, the Advisor
Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55493REV  0708

American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

SMALL CAP VALUE FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved the combination of C Class shares into Advisor Class shares. This combination will be effective November 30, 2007.

Shareholders also approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. The fee changes will be effective on September 4, 2007.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE, THE FOLLOWING
REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 5 OF THE PROSPECTUS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                   ACQUIRED FUND  TOTAL ANNUAL
                 MANAGEMENT  DISTRIBUTION AND         OTHER        FEES AND       FUND OPERATING
                 FEE(1)      SERVICE (12B-1) FEES(2)  EXPENSES(3)  EXPENSES(4)    EXPENSES
-------------------------------------------------------------------------------------------------
Investor Class   1.25%       None                     0.00%        0.11%           1.36%
-------------------------------------------------------------------------------------------------
Institutional
Class            1.05%       None                     0.00%        0.11%           1.16%
-------------------------------------------------------------------------------------------------
C Class          1.25%       1.00%                    0.00%        0.11%           2.36%
-------------------------------------------------------------------------------------------------
Advisor Class    1.25%(5)    0.25%(6)                 0.00%        0.11%           1.61%
-------------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. FOR MORE INFORMATION, SEE Multiple Class Information AND
     Service, Distribution and Administrative Fees, PAGE 23.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  Acquired Fund Fees and Expenses INCLUDE FEES AND EXPENSES INCURRED
     INDIRECTLY BY THE FUND AS A RESULT OF INVESTMENT IN SHARES OF ONE OR MORE
     MUTUAL FUNDS, HEDGE FUNDS, PRIVATE EQUITY FUNDS OR OTHER POOLED INVESTMENT
     VEHICLES.

(5)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE IN THE
     FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(6)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE ADVISOR CLASS TABLE ON PAGE 13:

Advisor Class
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
No contingent deferred sales charge
--------------------------------------------------------------------------------
12b-1 fee of 0.25%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Generally offered through employer-sponsored retirement plans and other fee-
based arrangements
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE LAST SENTENCE IN THE C CLASS TABLE ON PAGE 13 OF THE
PROSPECTUS:

Purchases generally limited to investors whose aggregate investments in American
Century funds are less than $1,000,000; generally more appropriate for short-term investors.

THE FOLLOWING IS ADDED AS THE THIRD PARAGRAPH UNDER THE CALCULATION OF
CONTINGENT DEFERRED SALES CHARGE (CDSC) SECTION ON PAGE 13 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23 OF THE PROSPECTUS:

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 1.00% for C Class, 0.50% for R Class and 0.25% for Advisor
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see
MULTIPLE CLASS STRUCTURE in the statement of additional information.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55494REV  0708

American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

EQUITY INCOME FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's Advisor Class will be renamed A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON
PAGE 5 OF THE PROSPECTUS:

A CLASS(1)
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                              12.40%    8.64%      11.21%
Lipper Equity Income Funds Index                 18.40%    8.28%      7.94%(3)
   (reflects no deduction for taxes)
S&P 500® Index                                   15.79%    6.19%      7.72%(3)
   (reflects no deduction
   for fees, expenses or taxes)
Russell 3000® Value Index                        22.34%    11.20%     10.55%(3)
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS MARCH 7, 1997. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(3)  SINCE MARCH 6, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

THE FOLLOWING REPLACES THE FEES AND EXPENSES SECTION ON PAGES 6 AND 7 OF THE
PROSPECTUS:

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                         INVESTOR  INSTITUTIONAL  A        B         C         R
                         CLASS     CLASS          CLASS    CLASS     CLASS     CLASS
------------------------------------------------------------------------------------
Maximum Sales            None      None           5.75%    None      None      None
Charge (Load)
Imposed on
Purchases
   (as a percentage
   of offering  price)
------------------------------------------------------------------------------------
Maximum Deferred         None      None           None(1)  5.00%(2)  1.00%(3)  None
Sales Charge (Load)
   (as a percentage
   of the original
   offering price for
   B Class shares or
   the lower of the
   original offering
   price or redemption
   proceeds for A
   and C Class shares)
------------------------------------------------------------------------------------
Maximum Account          $25(4)    None           None     None      None      None
Maintenance Fee
------------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 15, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                DISTRIBUTION                    TOTAL ANNUAL
                  MANAGEMENT    AND SERVICE       OTHER         FUND OPERATING
                  FEE(1)        (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
--------------------------------------------------------------------------------
Investor          0.97%         None              0.00%         0.97%
Class
--------------------------------------------------------------------------------
Institutional     0.77%         None              0.00%         0.77%
Class
--------------------------------------------------------------------------------
A Class           0.97%(4)      0.25%(5)          0.00%         1.22%
--------------------------------------------------------------------------------
B Class           0.97%         1.00%             0.00%         1.97%
--------------------------------------------------------------------------------
C Class           0.97%         1.00%             0.00%         1.97%
--------------------------------------------------------------------------------
R Class           0.97%         0.50%             0.00%         1.47%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE
     The Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information and Service, Distribution and
     Administrative Fees, PAGE 26.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, INTEREST AND FEES AND
     EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF INVESTMENT IN
     SHARES OF ONE OR MORE MUTUAL FUNDS, HEDGE FUNDS, PRIVATE EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class            $99           $308           $535           $1,185
--------------------------------------------------------------------------------
Institutional Class       $79           $246           $427           $951
--------------------------------------------------------------------------------
A Class                   $692          $939           $1,204         $1,960
--------------------------------------------------------------------------------
B Class                   $599          $914           $1,154         $2,084
--------------------------------------------------------------------------------
C Class                   $199          $614           $1,054         $2,274
--------------------------------------------------------------------------------
R Class                   $149          $463           $798           $1,745
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $99           $308           $535           $1,185
--------------------------------------------------------------------------------
Institutional Class        $79           $246           $427           $951
--------------------------------------------------------------------------------
A Class                    $692          $939           $1,204         $1,960
--------------------------------------------------------------------------------
B Class                    $199          $614           $1,054         $2,084
--------------------------------------------------------------------------------
C Class                    $199          $614           $1,054         $2,274
--------------------------------------------------------------------------------
R Class                    $149          $463           $798           $1,745
--------------------------------------------------------------------------------

------

THE FOLLOWING REPLACES THE TABLE ON PAGE 10 OF THE PROSPECTUS:

MANAGEMENT FEES PAID
BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE FISCAL YEAR   INVESTOR    INSTITUTIONAL   A          B        C       R
ENDED MARCH 31, 2007             CLASS       CLASS           CLASS(1)   CLASS    CLASS   CLASS
----------------------------------------------------------------------------------------------
Equity Income                    0.97%       0.77%           0.72%      N/A(2)   0.97%   0.97%
----------------------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. FOLLOWING THAT DATE, THE MANAGEMENT FEE PAID ANNUALLY TO THE ADVISOR
     IS EXPECTED TO BE 0.97% AS A PERCENTAGE OF AVERAGE NET ASSETS.

(2)  THE B CLASS HAD NOT COMMENCED OPERATION AS OF MARCH 31, 2007. THE
     MANAGEMENT FEE FOR THE B CLASS WILL BE 1.00% OF THE FIRST $2.5 BILLION,
     0.95% OF THE NEXT $2.5 BILLION, 0.90% OF THE NEXT $5.0 BILLION, 0.85% OF
     THE NEXT $5.0 BILLION, 0.80% OVER $15.0 BILLION.

THE FOLLOWING REPLACES THE INVESTING THROUGH A FINANCIAL INTERMEDIARY SECTION ON
PAGES 14-17 OF THE PROSPECTUS:

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

[GRAPHIC OF TRIANGLE]

FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A CLASS                                       B CLASS(3)
--------------------------------------------------------------------------------
Initial sales charge(1)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                       Contingent deferred sales charge
deferred sales charge(2)                      on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares
                                              eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                    Purchases generally limited to
for long-term investors                       investors whose aggregate
                                              investments in American Century
                                              funds are less than $50,000;
                                              generally offered through
                                              financial intermediaries(4)
--------------------------------------------------------------------------------

C CLASS                                     R CLASS
----------------------------------------------------------------------------------------
No initial sales charge                     No initial sales charge
----------------------------------------------------------------------------------------
Contingent deferred sales charge            No contingent deferred sales charge
on redemptions within 12 months
----------------------------------------------------------------------------------------
12b-1 fee of 1.00%                          12b-1 fee of 0.50%
----------------------------------------------------------------------------------------
No conversion feature                       No conversion feature
----------------------------------------------------------------------------------------
Purchases generally limited to investors    Generally offered through employer-sponsored
whose aggregate investments in American     retirement plans and other fee-based
Century funds  are less than $1,000,000;    arrangements(5)
generally more appropriate for short-term
investors
----------------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  WE ANTICIPATE THAT B CLASS SHARES WILL BE AVAILABLE ON OR AFTER
     SEPTEMBER 28, 2007.

(4)  THIS CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN
     ACCOUNTS.

(5)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

------

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                                                AMOUNT PAID
                                             SALES CHARGE       TO FINANCIAL
                           SALES CHARGE      AS A % OF NET      ADVISOR AS
                           AS A % OF         AMOUNT             A % OF
PURCHASE AMOUNT            OFFERING PRICE    INVESTED           OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%              3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%              2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%              1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%              1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%              0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%              0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

------

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward it completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

------

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charge on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

    *  12% of the original purchase cost for B Class shares

    *  12% of the lesser of the original purchase cost or current market value for A and C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

------

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE REDEMPTIONS SECTION ON PAGE 18
OF THE PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE FOLLOWING REPLACES THE SECOND TO THE LAST SENTENCE OF THE REDEMPTIONS OF
SHARES IN ACCOUNTS BELOW MINIMUM SECTION ON PAGE 19 OF THE PROSPECTUS:

A, B and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable period.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE MULTIPLE CLASS INFORMATION
SECTION ON PAGE 26 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

------

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 33 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Equity Income Fund
  Investor Class                038               TWEIX          EqInc
--------------------------------------------------------------------------------
  Institutional Class           338               ACIIX          EqInc
--------------------------------------------------------------------------------
  A Class                       738               TWEAX          EqInc
--------------------------------------------------------------------------------
  B Class                       838               N/A            EqInc
--------------------------------------------------------------------------------
  C Class                       438               AEYIX          EqInc
--------------------------------------------------------------------------------
  R Class                       238               AEURX          EqInc
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55508 0708

American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VALUE FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund also approved a change to the Advisor Class fee structure and the combination of A Class shares into Advisor Class shares. The fee structure change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's Advisor Class will be renamed A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 5 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                              11.47%    8.33%      9.96%
Lipper Multi-Cap Value Index                     17.07%    9.37%      9.55%
   (reflects no deduction for taxes)
S&P 500® Index                                   15.79%    6.19%      8.42%
   (reflects no deduction
   for fees, expenses or taxes)
Russell 3000(registered trademark) Value Index   22.34%    11.20%     11.11%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 6 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 6.

THE FOLLOWING REPLACES FOOTNOTE 2 TO THE ANNUAL FUND OPERATING EXPENSES TABLE ON
PAGE 6 OF THE PROSPECTUS:

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 27.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 7 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 10 OF THE PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 14 OF THE PROSPECTUS:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 14 OF THE PROSPECTUS:

A CLASS                                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                       Contingent deferred sales charge
deferred sales charge(2)                      on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares eight
                                              years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                    Purchases generally limited to
for long-term investors                       investors whose aggregate
                                              investments in American Century
                                              funds are less than $50,000;
                                              generally offered through
                                              financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                    R CLASS
--------------------------------------------------------------------------------
No initial sales charge                    No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge           No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                         12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                      No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors   Generally offered through
whose aggregate investments in             employer-sponsored retirement plans
American Century funds are less            and other fee-based arrangements(4)
than $1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 15 AND 16 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
16 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
17 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 17 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
17 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 18 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER Multiple Class Information ON
PAGE 27 OF THE PROSPECTUS:

American Century offers the following classes of the fund: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE Service, Distribution and
Administrative Fees SECTION ON PAGE 27 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R
Class to the distributor. The distributor may use these fees to pay for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 32 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 36 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Value Fund
  Investor Class                039               TWVLX          Value
--------------------------------------------------------------------------------
  Institutional Class           339               AVLIX          Value
--------------------------------------------------------------------------------
  A Class                       739               TWADX          Value
--------------------------------------------------------------------------------
  B Class                       307               ACBVX          Value
--------------------------------------------------------------------------------
  C Class                       439               ACLCX          Value
--------------------------------------------------------------------------------
  R Class                       207               AVURX          Value
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55520 0708

American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

REAL ESTATE FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's Advisor Class will be renamed A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON
PAGE 4 OF THE PROSPECTUS:

A CLASS(1)
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                              26.53%    22.71%     18.45%
MSCI US REIT Index                               35.92%    23.22%     17.55%(3)
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS OCTOBER 6, 1998. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(3)  SINCE SEPTEMBER 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

THE FOLLOWING REPLACES THE FEES AND EXPENSES SECTION ON PAGES 5 AND 6 OF THE
PROSPECTUS:

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                        INVESTOR  INSTITUTIONAL  A        B          C         R
                        CLASS     CLASS          CLASS    CLASS      CLASS     CLASS
------------------------------------------------------------------------------------
Maximum Sales           None      None           5.75%    None       None      None
Charge (Load)
Imposed on
Purchases
   (as a percentage
   of offering price)
------------------------------------------------------------------------------------
Maximum Deferred        None      None           None(1)  5.00%(2)   1.00%(3)  None
Sales Charge (Load)
   (as a percentage
   of the original
   offering price for
   B Class shares or
   the lower of the
   original offering
   price or redemption
   proceeds for A and
   C Class shares)
------------------------------------------------------------------------------------
Maximum Account         $25(4)    None           None     None       None      None
Maintenance Fee
------------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 6, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                 DISTRIBUTION                    TOTAL ANNUAL
                  MANAGEMENT     AND SERVICE       OTHER         FUND OPERATING
                  FEE(1)         (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
--------------------------------------------------------------------------------
Investor          1.13%          None              0.00%         1.13%
Class
--------------------------------------------------------------------------------
Institutional     0.93%          None              0.00%         0.93%
Class
--------------------------------------------------------------------------------
A Class           1.13%(4)       0.25%(5)          0.00%         1.38%
--------------------------------------------------------------------------------
B Class           1.13%          1.00%             0.00%         2.13%
--------------------------------------------------------------------------------
C Class           1.13%          1.00%             0.00%         2.13%
--------------------------------------------------------------------------------
R Class           1.13%          0.50%             0.00%         1.63%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE
     The Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information and Service, Distribution and
     Administrative Fees, PAGE 26.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, INTEREST, AND FEES AND
     EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF INVESTMENT IN
     SHARES OF ONE OR MORE MUTUAL FUNDS, HEDGE FUNDS, PRIVATE EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------
Investor Class             $115          $358           $620           $1,368
-------------------------------------------------------------------------------
Institutional Class        $95           $296           $513           $1,139
-------------------------------------------------------------------------------
A Class                    $707          $985           $1,283         $2,127
-------------------------------------------------------------------------------
B Class                    $615          $962           $1,235         $2,250
-------------------------------------------------------------------------------
C Class                    $215          $662           $1,135         $2,437
-------------------------------------------------------------------------------
R Class                    $165          $511           $881           $1,918
-------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------
Investor Class             $115          $358           $620           $1,368
-------------------------------------------------------------------------------
Institutional Class        $95           $296           $513           $1,139
-------------------------------------------------------------------------------
A Class                    $707          $985           $1,283         $2,127
-------------------------------------------------------------------------------
B Class                    $215          $662           $1,135         $2,250
-------------------------------------------------------------------------------
C Class                    $215          $662           $1,135         $2,437
-------------------------------------------------------------------------------
R Class                    $165          $511           $881           $1,918
-------------------------------------------------------------------------------

------
2

THE FOLLOWING REPLACES THE TABLE ON PAGE 10 OF THE PROSPECTUS:

MANAGEMENT FEES PAID
BY THE FUND TO THE
ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR       INVESTOR   INSTITUTIONAL  A         B       C        R
ENDED MARCH 31, 2007      CLASS      CLASS          CLASS(1)  CLASS   CLASS    CLASS
-------------------------------------------------------------------------------------
Real Estate               1.13%      0.93%          0.88%     N/A(2)  N/A(2)   N/A(2)
-------------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. FOLLOWING THAT DATE, THE MANAGEMENT FEE PAID ANNUALLY TO THE ADVISOR
     IS EXPECTED TO BE 0.67% AS A PERCENTAGE OF AVERAGE NET ASSETS.

(2)  THE B, C AND R CLASSES HAD NOT COMMENCED OPERATIONS AS OF MARCH 31,
     2007. THE MANAGEMENT FEE FOR THE B, C AND R CLASSES WILL BE 1.30% OF THE
     FIRST $100 MILLION, 1.15% OF THE NEXT $900 MILLION, 1.10% OF THE NEXT $1.0
     BILLION, AND 1.05% OVER $2.0 BILLION.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY SECTION ON PAGE 14 OF THE PROSPECTUS:

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 14 OF THE PROSPECTUS:

A CLASS                                       B CLASS(1)
--------------------------------------------------------------------------------
Initial sales charge(2)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                       Contingent deferred sales charge
deferred sales charge(3)                      on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares
                                              eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                    Purchases generally limited to
for long-term investors                       investors whose aggregate
                                              investments in American Century
                                              funds are less than $50,000;
                                              generally offered through
                                              financial intermediaries(4)
--------------------------------------------------------------------------------

C CLASS(1)                                   R CLASS(1)
--------------------------------------------------------------------------------
No initial sales charge                      No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge             No contingent deferred
on redemptions within 12 months              sales charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                           12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                        No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors     Generally offered through
whose aggregate investments in American      employer-sponsored retirement plans
Century funds are less than $1,000,000;      and other fee-based arrangements
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

(1)  WE ANTICIPATE THAT B, C AND R CLASS SHARES WILL BE AVAILABLE ON OR
     AFTER SEPTEMBER 28, 2007.

(2)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(3)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE

(4)  THIS CLASS IS NOT AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLAN
     ACCOUNTS.

THE FOLLOWING REPLACES THE CALCULATION OF SALES CHARGES SECTION ON PAGE 15 OF
THE PROSPECTUS:

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

------
3

THE FOLLOWING IS INSERTED IMMEDIATELY ABOVE THE B CLASS SECTION ON PAGE 15 OF
THE PROSPECTUS:

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                                                  AMOUNT PAID
                                               SALES CHARGE       TO FINANCIAL
                            SALES CHARGE       AS A % OF NET      ADVISOR
                            AS A % OF          AMOUNT             AS A % OF
PURCHASE AMOUNT             OFFERING PRICE     INVESTED           OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000           5.75%              6.10%              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999           4.75%              4.99%              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999         3.75%              3.90%              3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999         2.50%              2.56%              2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999         2.00%              2.04%              1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999     0.00%              0.00%              1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999     0.00%              0.00%              0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more         0.00%              0.00%              0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward it completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

------
4

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE LAST SENTENCE OF THE PARAGRAPH IMMEDIATELY FOLLOWING THE TABLE ON PAGE 15 OF
THE PROSPECTUS IS DELETED.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE SECOND TO THE LAST BULLET UNDER CDSC WAIVERS ON
PAGE 16 OF THE PROSPECTUS.

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
16 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REDEMPTIONS ON PAGE 18 OF THE
PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE FOLLOWING REPLACES THE THIRD SENTENCE UNDER REDEMPTIONS OF SHARES IN
ACCOUNTS BELOW MINIMUM ON PAGE 19 OF THE PROSPECTUS:

A, B and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period.

------
5

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE MULTIPLE CLASS INFORMATION
SECTION ON PAGE 26 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH IN THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 31 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Real Estate Fund
  Investor Class                037               REACX          Real
--------------------------------------------------------------------------------
  Institutional Class           337               REAIX          Real
--------------------------------------------------------------------------------
  A Class                       737               AREEX          Real
--------------------------------------------------------------------------------
  B Class                       237               N/A            Real
--------------------------------------------------------------------------------
  C Class                       437               N/A            Real
--------------------------------------------------------------------------------
  R Class                       137               N/A            Real
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55512 0708

American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

LARGE COMPANY VALUE FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

One of the Special Meetings of Shareholders of the fund originally scheduled for June 27, 2007, has been adjourned to August 24, 2007. Shareholders as of the close of business on April 13, 2007, are being asked to approve a conversion of their A Class shares to Advisor Class shares of the same fund.

For more information about the proposal under consideration, please contact
American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statement.

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE ANNUAL FUND OPERATING EXPENSES ON PAGE 6 OF THE
PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                 DISTRIBUTION                  TOTAL ANNUAL
                   MANAGEMENT    AND SERVICE      OTHER        FUND OPERATING
                   FEE(1)        (12B-1) FEES(2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
Investor           0.83%         None             0.00%        0.83%
Class
--------------------------------------------------------------------------------
Institutional      0.63%         None             0.00%        0.63%
Class
--------------------------------------------------------------------------------
A Class            0.83%         0.25%            0.00%        1.08%
--------------------------------------------------------------------------------
B Class            0.83%         1.00%            0.00%        1.83%
--------------------------------------------------------------------------------
C Class            0.83%         1.00%            0.00%        1.83%
--------------------------------------------------------------------------------
R Class            0.83%         0.50%            0.00%        1.33%
--------------------------------------------------------------------------------
Advisor Class      0.83%         0.25%            0.00%        1.08%
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES FOOTNOTE 2 TO THE ANNUAL FUND OPERATING EXPENSES TABLE ON
PAGE 6 OF THE PROSPECTUS:

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 27.

THE FOLLOWING REPLACES THE TABLE ON PAGE 14 OF THE PROSPECTUS:

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred             Contingent deferred sales charge
sales charge(2)                              on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares eight
                                             years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American Century
                                             funds are less than $50,000;
                                             generally offered through financial
                                             intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                    R CLASS
--------------------------------------------------------------------------------
No initial sales charge                    No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge           No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                         12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                      No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to             Generally offered through
investors whose aggregate                  employer-sponsored retirement plans
investments in American Century            and other fee-based arrangements(4)
funds are less than $1,000,000;
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

Advisor Class
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
No contingent deferred sales charge
--------------------------------------------------------------------------------
12b-1 fee of 0.25%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Generally offered through employer-sponsored
retirement plans and other fee-based arrangements
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 15 AND 16 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any shares class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH TO THE B CLASS SECTION ON PAGE 16
OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH TO THE C CLASS SECTION ON PAGE 17
OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 17 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
17 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 18 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 27 OF THE PROSPECTUS:

American Century offers the following classes of the fund: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 27 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R
Class to the distributor to pay for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see
MULTIPLE CLASS STRUCTURE in the statement of additional information.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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